Convertible unsecured senior notes - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jun. 30, 2023	Nov. 30, 2023	Nov. 30, 2022
Convertible unsecured senior notes [Line Items]
Increase Decrease Through Conversion Of Convertible Instruments		$ 0	$ (200)
Convertible Unsecured Senior Notes [member]
Convertible unsecured senior notes [Line Items]
Convertible instruments number of shares issued	253
Increase Decrease Through Conversion Of Convertible Instruments	$ 15
Proceeds from issue of convertible unsecured senior notes	$ 27,452